ARROW DWA Tactical: Macro ETF

DWAT

(a series of Arrow Investments Trust)

Supplement dated June 5, 2024

to the Prospectus and Summary Prospectus dated December 1, 2023

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In the section entitled “Principal Investment Strategies” on page 2 of the Summary Prospectus and in the subsection entitled “Principal Investment Strategies” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus, the ninth paragraph is deleted in its entirety and replaced with the following:

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund may invest in fixed-income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

In the subsection entitled “Principal Investment Strategies” within the section entitled “Additional Information About the Principal Investment Strategies and Risks” beginning on page 17 of the Prospectus, the sixth paragraph is deleted in its entirety and replaced with the following:

The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

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This supplement provides new information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information dated December 1, 2023 and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.